AMORTIZATION OF INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	June 30, 2026			Remaining
	Gross carrying	Accumulated	Carrying	estimated
	amount	amortization	value	useful life
Intellectual Property	$3,036,000	$(2,884,200)	$151,800	0.50 years
Customer List	2,239,000	(1,063,525)	1,175,475	5.50 years
Licenses	21,274,000	(10,105,150)	11,168,850	5.50 years
Total intangible assets, net	$26,549,000	$(14,052,875)	$12,496,125

	December 31, 2025			Remaining
	Gross carrying	Accumulated	Carrying	estimated
	amount	amortization	value	useful life
Intellectual Property	$3,036,000	$(2,580,600)	$455,400	1 years
Customer List	2,239,000	(951,575)	1,287,425	6 years
Licenses	21,274,000	(9,041,450)	12,232,550	6 years
Total intangible assets, net	$26,549,000	$(12,573,625)	$13,975,375

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	December 31, 2025			Remaining
	Gross carrying	Accumulated	Carrying	estimated
	amount	amortization	value	useful life
Intellectual Property	$3,036,000	$(2,580,600)	$455,400	1 year
Customer List	2,239,000	(951,575)	1,287,425	6 years
Licenses	21,274,000	(9,041,450)	12,232,550	6 years
Total intangible assets, net	$26,549,000	$(12,573,625)	$13,975,375

	December 31, 2024			Remaining
	Gross carrying	Accumulated	Carrying	estimated
	amount	amortization	value	useful life
Intellectual Property	$3,036,000	$(1,973,400)	$1,062,600	2 years
Customer List	2,239,000	(727,675)	1,511,325	7 years
Licenses	21,274,000	(6,914,050)	14,359,950	7 years
Total intangible assets, net	$26,549,000	$(9,615,125)	$16,933,875

SCHEDULE OF AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS

Total estimated amortization expense for our intangible assets for the years 2026 through 2030 is as follows:

Year ended December 31,
2026 (remaining)	$1,327,450
2027	2,351,300
2028	2,351,300
2029	2,351,300
2030	2,351,300
Thereafter	1,763,475

Year ended December 31,
2026	$2,806,700
2027	2,351,300
2028	2,351,300
2029	2,351,300
2030	2,351,300
Thereafter	1,763,475